Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Line Items]
Noninterest-bearing credit terms		30 days
Account receivable were past due (in Dollars)
Minimum [Member]
Accounts Receivable [Line Items]
Noninterest-bearing credit terms	30 days
Maximum [Member]
Accounts Receivable [Line Items]
Noninterest-bearing credit terms	90 days